CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest income
Loans	$ 11,466	$ 9,664
Mortgage-backed securities	185	256
Other securities	17	1
Interest-bearing deposits and other	290	235
Total interest income	11,958	10,156
Interest expense
Deposits	1,255	1,567
Borrowings	431	612
Total interest expense	1,686	2,179
Net interest income	10,272	7,977
Provision for loan losses	662	139
Net interest income after provision for loan losses	9,610	7,838
Non-interest income
Gains on sales of loans	200	23
Earnings on bank-owned life insurance	90	90
Net gains on sales of real estate owned	82	1
Unrealized loss-other real estate	(25)	(67)
Bargain purchase gain	958	0
Other	220	93
Total non-interest income	1,525	140
Non-interest expense
Salaries and employee benefits	4,289	3,238
Occupancy and equipment	410	355
Legal fees	199	365
Outside service fees	276	267
Data processing	379	241
Audit and accounting	147	84
Federal deposit insurance	201	144
Franchise and other taxes	225	182
Amortization of intangible assets	0	87
Real estate owned expense, net	33	(14)
Other operating	752	474
Total non-interest expense	6,911	5,423
Income before income taxes	4,224	2,555
Federal income taxes
Current	1,095	1,087
Deferred	213	(247)
Total federal income taxes	1,308	840
NET INCOME	$ 2,916	$ 1,715
EARNINGS PER SHARE
Basic and diluted (in dollars per share)	$ 0.37	$ 0.23